Investment Objectives and Goals - Nomura Diversified Income Fund - Nomura Diversified Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.